Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Total revenues	$ 2,984,318	$ 4,994,044
COST OF REVENUES
Total cost of revenues	1,613,380	2,773,304
GROSS PROFIT	1,370,938	2,220,740
OPERATING EXPENSES
Sales and marketing	381,935	548,885
General and administrative	2,447,531	3,773,296
(Recovery of) provision for credit losses	(1,427,183)	3,773,492
Research and development	1,600,711	2,156,721
Share based compensation	4,040,000	3,654,999
Impairment charges	12,012,569
Total operating expenses	19,055,563	13,907,393
OPERATING LOSS	(17,684,625)	(11,686,653)
OTHER (EXPENSES) INCOME
Loss from deregistering of a subsidiary		(113,361)
Loss from long term investment	(4,853)
Change in fair value of convertible notes		1,048,271
Other expenses, net	(317,475)	(585,759)
Total other (expenses) income	(322,328)	349,151
LOSS BEFORE INCOME TAXES	(18,006,953)	(11,337,502)
INCOME TAX BENEFIT	(1,690,631)	(144,951)
NET LOSS	(16,316,322)	(11,192,551)
Less: income (loss) attributable to non-controlling interests	65,464	(705,479)
NET LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD	(16,381,786)	(10,487,072)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	251,978	(1,098,206)
COMPREHENSIVE LOSS	(16,064,344)	(12,290,757)
Less: comprehensive loss attributable to non-controlling interest	(107,272)	(648,203)
COMPREHENSIVE LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD	$ (15,957,072)	$ (11,642,554)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	2,838,778	2,190,090
Diluted (in Shares)	2,838,778	2,190,090
LOSS PER SHARE
Basic (in Dollars per share)	$ (18.46)	$ (4.79)
Diluted (in Dollars per share)	$ (18.46)	$ (4.79)
Application development services
REVENUES:
Total revenues	$ 1,599,202	$ 884,538
Consulting and technical support services
REVENUES:
Total revenues	1,082,533	2,383,000
Subscription services
REVENUES:
Total revenues	302,583	215,355
Trading revenue
REVENUES:
Total revenues		1,375,319
Others revenue
REVENUES:
Total revenues		135,832
Cost of application development services
COST OF REVENUES
Total cost of revenues	1,158,423	301,601
Cost of consulting and technical support services
COST OF REVENUES
Total cost of revenues	411,991	1,019,261
Cost of subscription services
COST OF REVENUES
Total cost of revenues	42,966	27,749
Cost of trading revenue
COST OF REVENUES
Total cost of revenues		1,371,067
Cost of others revenue
COST OF REVENUES
Total cost of revenues		$ 53,626